Pension Benefits - Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) (Details) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure In Tabular Form Of Acturial Gain Loss Immediately Recognized In Other Comprehensive Income [Line Items]
Beginning balance , Actuarial gain immediately recognized	$ (80.9)	$ (29.1)
Actuarial gain immediately recognized , Actuarial gain immediately recognized	(57.9)	(51.8)
Ending balance , Actuarial gain immediately recognized	(138.8)	(80.9)
Beginning balance , Tax effect	(0.3)	(0.3)
Actuarial gain immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	(0.3)	(0.3)
Beginning balance , Actuarial gain immediately recognized, net of tax	(81.2)	(29.4)
Actuarial gain immediately recognized , Actuarial gain immediately recognized, net of tax	(57.9)	(51.8)
Ending balance , Actuarial gain immediately recognized, net of tax	$ (139.1)	$ (81.2)